Intangible Assets Schedule of Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 350	$ 343
Accumulated Amortization	11	51
Net Carrying Value	339	292
Net Carrying Value, Goodwill	38	36
Net Carrying Value, Trade names	25	25
Net Carrying Value, Goodwill and indefinite-lived intangible assets	63	61
Amortization expense	11	45
Finite-lived Intangible Assets, Amortization Expenses, Discontinued Operations	1	2
Future Amortization Expense, Year One		41
Future Amortization Expense, Year Two		40
Future Amortization Expense, Year Three		40
Future Amortization Expense, Year Four		40
Future Amortization Expense, Year Five		39
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	214	204
Accumulated Amortization	7	32
Net Carrying Value	207	172
Weighted-Average Useful Life (years)		8
Customer related [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	121	119
Accumulated Amortization	3	16
Net Carrying Value	118	103
Weighted-Average Useful Life (years)		9
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	15	20
Accumulated Amortization	1	3
Net Carrying Value	$ 14	$ 17
Weighted-Average Useful Life (years)		33